T. ROWE PRICE Financial Services Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
BANKS  31.0%
Community Banks  3.5%
Central BanCo  335,381 8,032
Columbia Banking System  463,529 12,715
Flagstar Bank (1) 354,466 4,668
Fulton Financial (1) 650,800 13,237
New York Community Bancorp, Warrants, 3/7/31, Acquisition
Date: 3/7/24, Cost $— (2)(3) 622 1,512
UMB Financial  155,900 17,584
WSFS Financial  54,200 3,548
61,296
International Banks  0.4%
BAWAG Group (EUR)  51,740 7,866
7,866
Large Regional Banks  9.9%
East West Bancorp  220,500 23,541
Fifth Third Bancorp  416,600 19,355
Huntington Bancshares  1,157,600 18,117
Pinnacle Financial Partners  185,734 15,999
PNC Financial Services Group  30,700 6,388
Popular  200,226 26,864
Regions Financial  99,800 2,607
U.S. Bancorp  681,900 35,466
Western Alliance Bancorp  354,061 25,085
173,422
Money Center Banks  16.3%
Bank of America  1,959,200 95,511
Citigroup  613,100 69,531
JPMorgan Chase  254,300 74,805
Wells Fargo  555,341 44,211
284,058
Trust Banks  0.9%
Bank of New York Mellon  86,400 10,250
State Street  41,775 5,287
15,537
Total Banks 542,179
CAPITAL MARKETS  23.6%
Alternative Asset Managers  3.3%
Apollo Global Management  191,300 21,314

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Ares Management, Class A  102,500 11,183
KKR  230,800 21,349
StepStone Group, Class A  95,200 4,543
58,389
Brokerage & Wealth Managers  6.5%
Ameriprise Financial  38,780 17,234
Charles Schwab  791,944 74,427
Etoro Group, Class A (2) 310,352 9,320
LPL Financial Holdings  34,680 10,433
Robinhood Markets, Class A (2) 23,700 1,642
113,056
Business Development Companies  0.2%
Trinity Capital (1) 254,700 3,747
3,747
Exchanges  3.5%
CME Group  25,954 7,665
Intercontinental Exchange  191,281 30,085
Marex Group  142,600 6,357
Miami International Holdings (2) 130,471 5,078
StoneX Group (2) 147,000 11,856
61,041
Investment Banks  7.9%
Goldman Sachs Group  78,160 66,123
Morgan Stanley  297,313 48,929
Stifel Financial  179,850 13,294
UBS Group (CHF)  238,505 9,300
137,646
Traditional Asset Managers  2.2%
Affiliated Managers Group  14,000 3,874
Blackrock  13,663 13,140
Invesco  702,900 17,073
WisdomTree  248,300 3,615
37,702
Total Capital Markets 411,581
CONSUMER FINANCE  6.0%
Consumer Finance  6.0%
American Express  79,060 23,914
Capital One Financial  290,218 52,945
LendingClub (2) 411,900 5,898
SLM (1) 690,300 14,779

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Synchrony Financial  92,716 6,307
Total Consumer Finance 103,843
INSURANCE  22.7%
Brokers  4.8%
Aon, Class A  53,647 17,316
Arthur J Gallagher  43,221 9,361
Baldwin Insurance Group (1)(2) 112,889 2,477
Brown & Brown  74,825 4,879
EverQuote, Class A (2) 222,599 3,433
Marsh & McLennan  214,645 37,230
Willis Towers Watson  32,962 9,582
84,278
Life & Health  4.2%
Corebridge Financial  358,696 8,559
Equitable Holdings  504,691 18,729
Lincoln National  51,706 1,836
MetLife  363,256 25,689
Voya Financial  265,430 18,134
72,947
Miscellaneous Insurance  2.3%
Berkshire Hathaway, Class B (2) 79,082 37,896
CCC Intelligent Solutions Holdings (2) 360,160 2,161
40,057
Primary Commercial  7.1%
American International Group  317,663 23,904
Ategrity Specialty Holdings (2) 234,672 4,639
Axis Capital Holdings  182,669 18,524
Bowhead Specialty Holdings (2) 150,553 3,377
Chubb  150,360 49,007
Hanover Insurance Group  24,434 4,236
Hartford Insurance Group  47,432 6,414
James River Group Holdings (1) 270,144 1,702
SiriusPoint (2) 165,530 3,566
Skyward Specialty Insurance Group (2) 205,048 8,956
124,325
Primary Personal Lines  3.0%
Allstate  150,867 31,281
Progressive  106,649 21,142
52,423
Reinsurance  1.3%
Everest Group  10,716 3,503

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24 -
12/19/25, Cost $12,410 (2)(3)(4)(5) 12,409,955 16,433
RenaissanceRe Holdings  9,237 2,745
22,681
Total Insurance 396,711
MORTGAGE FINANCE  0.3%
Mortgage  0.3%
Rocket, Class A (2) 311,200 4,435
Total Mortgage Finance 4,435
PAYMENTS & BUSINESS SERVICES &
MISCELLANEOUS  14.6%
Business Services  1.4%
Equifax  33,180 5,975
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $9,271 (2)(3)
(4) 662,238 11,258
MSCI  13,040 7,028
24,261
Payments  11.8%
Block (2) 126,400 7,607
Corpay (2) 19,900 5,791
Fiserv (2) 238,800 13,325
Global Payments  158,200 10,647
Mastercard, Class A  168,542 84,214
PayPal Holdings  211,200 9,552
Visa, Class A  244,492 73,895
205,031
Rating Agencies & Miscellaneous  1.4%
S&P Global  57,380 24,406
24,406
Total Payments & Business Services & Miscellaneous 253,698
Total Miscellaneous Common Stocks  1.2% (6) 19,278
Total Common Stocks (Cost $1,267,195) 1,731,725
CONVERTIBLE PREFERRED STOCKS  0.2%
CAPITAL MARKETS  0.0%
Exchanges  0.0%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (2)(3)(4)(7) 712 256

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (2)(3)(4)(7) 712 257
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $842 (2)(3)(4)(7) 961 347
Total Capital Markets 860
INSURANCE  0.1%
Primary Commercial  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (2)
(3)(4) 133,551 978
Total Insurance 978
PAYMENTS & BUSINESS SERVICES &
MISCELLANEOUS  0.1%
Business Services  0.1%
iCapital, Series B-1, Acquisition Date: 11/14/25, Cost $1,065 (2)
(3)(4) 76,060 1,293
iCapital, Series B-2, Acquisition Date: 11/14/25, Cost $135 (2)
(3)(4) 9,656 164
Total Payments & Business Services & Miscellaneous 1,457
Total Convertible Preferred Stocks (Cost $4,815) 3,295
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 3.71% (5)(8) 7,640,119 7,640
Total Short-Term Investments (Cost $7,640) 7,640
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(8) 2,566,396 2,566
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,566
Total Securities Lending Collateral (Cost $2,566) 2,566
Total Investments in Securities  100.1%
(Cost $1,282,216) $ 1,745,226
Other Assets Less Liabilities (0.1)% (1,063)
Net Assets 100.0% $ 1,744,163

T. ROWE PRICE Financial Services Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $32,498 and represents 1.9% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Seven-day yield
CHF Swiss Franc
EUR Euro

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ — $ —
T. Rowe Price Government Reserve Fund,
3.71% — — 99
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 99+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Gallop Holdings - Ascot Group  $ 16,433 $ — $ — $ 16,433
T. Rowe Price Government
Reserve Fund, 3.71% 15,857  ¤  ¤ 7,640
T. Rowe Price Treasury
Reserve Fund, 3.68% 14,708  ¤  ¤ 2,566
Total $ 26,639^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $99 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $22,616.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Financial
Services Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Financial Services Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Financial Services Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Financial Services Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2026 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $2,244,000 for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,685,356 $ 18,678 $ 27,691 $ 1,731,725
Convertible Preferred Stocks — — 3,295 3,295
Short-Term Investments 7,640 — — 7,640
Securities Lending Collateral 2,566 — — 2,566
Total $ 1,695,562 $ 18,678 $ 30,986 $ 1,745,226
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 25,704 $ 1,987 $ 27,691
Convertible Preferred Stocks 3,038 257 3,295
Total $ 28,742 $ 2,244 $ 30,986

T. ROWE PRICE Financial Services Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F117-054Q1 03/26